Note 7 - Debt - Debt Repayment Requirements (Details) $ in Thousands	Mar. 31, 2024 USD ($)
2025	$ 19,000
2026, debt	333,225
2027, debt	15,000
2028, debt	238,500
2029, debt	0
Thereafter, debt	0
Total	$ 605,725